UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Advisors, LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     /s/ Chris Kaster     Boston, MA     February 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $124,728 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     1296   600000 SH  PUT  SOLE                   390000   210000        0
ADVANCED MICRO DEVICES INC     COM              007903107     1296   600000 SH       SOLE                   390000   210000        0
AMERICAN INTL GROUP INC        COM              026874107      168   107100 SH  CALL SOLE                   107100        0        0
ANGIOTECH PHARMACEUTICALS IN   COM              034918102       26   100000 SH       SOLE                    65000    35000        0
BCE INC                        COM NEW          05534B760     4098   200000 SH       SOLE                   200000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1684   100000 SH       SOLE                    70000    30000        0
CARNIVAL CORP                  DBCV 4/2         143658AV4     7781 12500000 PRN      SOLE                 12500000        0        0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     2806   348135 SH       SOLE                   255101    93034        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107      442  5400000 SH       SOLE                  4080000  1320000        0
CHARTER COMMUNICATIONS INC D   NOTE 6.500%10/0  16117MAF4       16  1316000 PRN      SOLE                   856000   460000        0
COLUMBUS ACQUISITION CORP      COM              198851107     1807   237200 SH       SOLE                   237200        0        0
COMCAST CORP NEW               CL A             20030N101    18484  1095000 SH       SOLE                   851750   243250        0
COOPER TIRE & RUBR CO          COM              216831107     6160  1000000 SH       SOLE                  1000000        0        0
CROCS INC                      COM              227046109      194   156600 SH       SOLE                   156600        0        0
DANA HOLDING CORP              COM              235825205      253   341947 SH       SOLE                   328734    13213        0
DISH NETWORK CORP              CL A             25470M109     7209   650000 SH  CALL SOLE                   650000        0        0
LEAR CORP                      COM              521865105      564   400000 SH       SOLE                   400000        0        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     3728  6000000 PRN      SOLE                  4200000  1800000        0
MBF HEALTHCARE ACQUISITION C   COM              552650103     3970   499400 SH       SOLE                   499400        0        0
MBF HEALTHCARE ACQUISITION C   *W EXP 04/16/201 552650111       26   499400 SH       SOLE                   499400        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     1865   250000 SH       SOLE                   250000        0        0
MOHAWK INDS INC                COM              608190104    13063   304000 SH  PUT  SOLE                   304000        0        0
MOHAWK INDS INC                COM              608190104    13063   304000 SH       SOLE                   304000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     5010   205000 SH       SOLE                   205000        0        0
RANGE RES CORP                 COM              75281A109     6878   200000 SH       SOLE                   200000        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882      179  1845958 SH       SOLE                  1200883   645075        0
TENNECO INC                    COM              880349105      885   300000 SH       SOLE                   300000        0        0
TESORO CORP                    COM              881609101    20361  1546000 SH  CALL SOLE                  1546000        0        0
WHOLE FOODS MKT INC            COM              966837106     1416   150000 SH       SOLE                   150000        0        0